Related party transactions (Details) - EUR (€) € in Thousands								3 Months Ended	5 Months Ended	12 Months Ended
		Dec. 18, 2024	Jan. 11, 2024	Nov. 03, 2023	Nov. 01, 2023	Jan. 01, 2023	Nov. 28, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 30, 2024
Related Party Transaction [Line Items]
Revenue										€ 460,849	€ 485,031	€ 535,004
Dividend paid to shareholders				€ 184,400							184,400
Operating expenses	[1],[2],[3]									€ 33,097	€ 38,726	€ 60,852
Holisto Limited
Related Party Transaction [Line Items]
Equity method investment, ownership percentage													38.60%
Equity method investment, ownership percentage, fully diluted													30.00%
UBIO Limited
Related Party Transaction [Line Items]
Equity method investment, ownership percentage							20.80%
Equity method investment, ownership percentage, fully diluted							15.50%
Expedia | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage										37.00%	36.00%	32.00%
Related Party
Related Party Transaction [Line Items]
Revenue										€ 172,920	€ 172,472	€ 173,307
Accounts receivable, related party								€ 19,094	€ 21,259	21,259	19,094
Related Party | Holisto Limited
Related Party Transaction [Line Items]
Revenue									3,000
Related Party | Expedia
Related Party Transaction [Line Items]
Revenue										169,900	172,500	173,300
Accounts receivable, related party								€ 19,100	20,800	20,800	19,100
Dividend paid to shareholders				110,600
Operating expenses										€ 100	200	200
Related Party | Expedia | Data Hosting Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)										30 days
Related Party | Expedia | Services and Support Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)					30 days
Related Party | Expedia | Management Services Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)						30 days
Related Party | UBIO Limited | Commercial Agreement
Related Party Transaction [Line Items]
Termination notice period (in days)								90 days
Operating expenses										€ 1,400	€ 1,500	€ 500
Initial contract term		12 months	12 months				12 months
Related Party | Holisto Limited
Related Party Transaction [Line Items]
Accounts receivable, related party									€ 500	500
Related Party | Holisto Limited | Interface Development
Related Party Transaction [Line Items]
Operating expenses										€ 200
Related Party | Rolf Schromgens, Founder
Related Party Transaction [Line Items]
Dividend paid to shareholders				€ 15,100
Minimum | Related Party | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms										14 days
Maximum | Related Party | Expedia
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms										30 days

[1]

	Year ended December 31,
	2024	2023	2022
(1) Includes share-based compensation as follows:
Cost of revenue	€121	€146	€198
Selling and marketing	939	463	737
Technology and content	1,322	1,728	2,969
General and administrative	6,069	7,168	11,438

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€—	€8
Amortization of internal use software and website development costs included in technology and content	3,185	3,085	4,019
Amortization of internal use software costs included in general and administrative	—	—	104
Amortization of acquired technology included in amortization of intangible assets	23	135	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€33	€94	€97
Technology and content	1,726	1,618	541
General and administrative	55	63	1